Long-Term Debt and Line of Credit - Schedule of Debt (Details) - USD ($) $ in Thousands	Aug. 26, 2017	Aug. 27, 2016
Debt Instrument [Line Items]
Debt, gross	$ 200,000
Less: long term deferred financing fees	7,910
Total debt	192,090
Less: current maturities, net of deferred financing fees of $1.3 million at August 26, 2017, $1.8 million at August 27, 2016	234
Net of deferred financing fees, current	1,300	$ 1,800
Long-term debt, net of deferred financing fees	$ 191,856
(Predecessor)
Debt Instrument [Line Items]
Debt, gross		337,209
Less: long term deferred financing fees		4,184
Total debt		333,025
Less: current maturities, net of deferred financing fees of $1.3 million at August 26, 2017, $1.8 million at August 27, 2016		11,387
Long-term debt, net of deferred financing fees		$ 321,638